Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Parent Company [Member]
Cash flows from operating activities:
Consolidated net income	$ (340,536)	$ (224,402)	$ (350,745)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	(494,540)	(323,283)	(294,897)
Stock compensation expense	10,570	11,486	6,147
Amortization of debt premium	(9,810)	(9,820)	(15,515)
Gain on sale of non-depreciable real estate assets	(21)	(2,171)	(172)
Gain on sale of depreciable real estate assets excluded from discontinued operations	(127,386)	(80,397)	(189,958)
Proceeds from Other Operating Activities	(49,916)	17,256	17,577
Net cash provided by operating activities	658,513	484,039	463,721
Cash flows from investing activities:
Purchases of real estate and other assets	(136,065)	(339,186)	(328,193)
Normal capital improvements	(343,890)	(183,977)	(166,021)
Distributions from real estate joint ventures	0	(1,999)	(6)
Contributions to Real Estate Joint Ventures	(1,500)	0	(32)
Proceeds from disposition of real estate assets	187,429	296,700	358,017
Return (funding) of escrow for future acquisitions	10,591	(58,259)	8
Payments to Acquire Businesses, Net of Cash Acquired	0	(427,764)	0
Net cash used in investing activities	(283,435)	(710,487)	(136,215)
Cash flows from financing activities:
Net change in credit lines	(160,000)	335,000	(180,900)
Proceeds from notes payable	597,480	300,000	395,960
Principal payments on notes payable	(413,557)	(146,026)	(279,077)
Payment of deferred financing costs	(5,358)	(2,395)	(7,690)
Repurchase of common stock	(4,782)	(2,019)	(958)
Proceeds from issuances of common shares	1,557	291	622
Proceeds from Stock Options Exercised	432	0	420
Dividends, Preferred Stock, Cash	(3,688)	(924)	0
Distributions to noncontrolling interests	(14,654)	(13,850)	(12,898)
Dividends paid on common shares	(395,294)	(247,652)	(232,079)
Net cash (used in) provided by financing activities	(397,864)	222,425	(316,600)
Net (decrease) increase in cash and cash equivalents	(22,786)	(4,023)	10,906
Cash and cash equivalents, beginning of period	33,536	37,559	26,653
Cash and cash equivalents, end of period	10,750	33,536	37,559
Supplemental disclosure of cash flow information:
Interest paid	166,757	144,843	140,811
Income Taxes Paid	2,366	1,582	2,103
Supplemental disclosure of noncash investing and financing activities:
Conversion of units to shares of common stock	1,602	902	1,121
Accrued construction in progress	7,852	31,491	5,873
Interest capitalized	7,238	2,073	1,655
Marked-to-market adjustment on derivative instruments	17,806	5,670	2,963
Fair value adjustment on debt assumed	0	8,864	0
Loan assumption from the Post Properties merger	0	586,744	0
Purchase Price Post	0	4,006,586	0
Limited Partner [Member]
Cash flows from operating activities:
Consolidated net income	(340,536)	(224,402)	(350,745)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	(494,540)	(323,283)	(294,897)
Stock compensation expense	10,570	11,486	6,147
Amortization of debt premium	(9,810)	(9,820)	(15,515)
Gain on sale of non-depreciable real estate assets	(21)	(2,171)	(172)
Gain on sale of depreciable real estate assets excluded from discontinued operations	(127,386)	(80,397)	(189,958)
Proceeds from Other Operating Activities	(49,916)	17,256	17,577
Net cash provided by operating activities	658,513	484,039	463,721
Cash flows from investing activities:
Purchases of real estate and other assets	(136,065)	(339,186)	(328,193)
Normal capital improvements	(343,890)	(183,977)	(166,021)
Distributions from real estate joint ventures	0	(1,999)	(6)
Contributions to Real Estate Joint Ventures	(1,500)	0	(32)
Proceeds from disposition of real estate assets	187,429	296,700	358,017
Return (funding) of escrow for future acquisitions	10,591	(58,259)	8
Payments to Acquire Businesses, Net of Cash Acquired	0	(427,764)	0
Net cash used in investing activities	(283,435)	(710,487)	(136,215)
Cash flows from financing activities:
Net change in credit lines	(160,000)	335,000	(180,900)
Proceeds from notes payable	597,480	300,000	395,960
Principal payments on notes payable	(413,557)	(146,026)	(279,077)
Payment of deferred financing costs	(5,358)	(2,395)	(7,690)
Repurchase of common units	(4,782)	(2,019)	(958)
Proceeds from issuance of common units	1,557	291	622
Proceeds from Stock Options Exercised	432	0	420
Dividends, Preferred Stock, Cash	(3,688)	(924)	0
Distributions paid on common units	(409,948)	(261,502)	(244,977)
Net cash (used in) provided by financing activities	(397,864)	222,425	(316,600)
Net (decrease) increase in cash and cash equivalents	(22,786)	(4,023)	10,906
Cash and cash equivalents, beginning of period	33,536	37,559	26,653
Cash and cash equivalents, end of period	10,750	33,536	37,559
Supplemental disclosure of cash flow information:
Interest paid	166,757	144,843	140,811
Income Taxes Paid	2,366	1,582	2,103
Supplemental disclosure of noncash investing and financing activities:
Accrued construction in progress	7,852	31,491	5,873
Interest capitalized	7,238	2,073	1,655
Marked-to-market adjustment on derivative instruments	17,806	5,670	2,963
Fair value adjustment on debt assumed	0	8,864	0
Loan assumption from the Post Properties merger	0	586,744	0
Purchase Price Post	$ 0	$ 4,006,586	$ 0